Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2011
Mizuho Financial Group, Inc., parent company

33. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2010	2011
	(in millions of yen)
Assets:
Cash and due from banks	142	155
Interest-bearing deposits in other banks	14,991	16,336
Investments in subsidiaries and affiliated companies	4,142,271	4,959,426
Other	23,635	79,845

Total	4,181,039	5,055,762

Liabilities and shareholders’ equity:
Short-term borrowings	960,000	1,121,575
Long-term debt	240,000	240,000
Other liabilities	14,824	20,700
Shareholders’ equity	2,966,215	3,673,487

Total	4,181,039	5,055,762

Condensed statements of income

	2009	2010	2011
	(in millions of yen)
Income:
Dividends from subsidiaries	410,517	3,847	16,544
Management fees from subsidiaries	32,184	29,945	29,879
Other income	2,130	7,981	22,157

Total	444,831	41,773	68,580

Expenses:
Operating expenses	19,968	19,808	19,674
Interest expense	10,957	13,918	16,165
Other expense	79,397	4,750	4,471

Total	110,322	38,476	40,310

Equity in undistributed net income (loss) of subsidiaries	(1,393,076)	996,309	384,463

Income (loss) before income tax expense (benefit)	(1,058,567)	999,606	412,733
Income tax expense (benefit)	(120)	(83)	64

Net income (loss)	(1,058,447)	999,689	412,669

Condensed statements of cash flows

	2009	2010	2011
	(in millions of yen)
Cash flows from operating activities:
Net income (loss)	(1,058,447)	999,689	412,669
Adjustments and other	1,544,410	(908,244)	(396,510)

Net cash provided by operating activities	485,963	91,445	16,159

Cash flows from investing activities:
Proceeds from sales of securities of subsidiaries	79,000	—	—
Payments for purchases of securities of subsidiaries	(15)	(846,587)	(751,620)
Net change in other investing activities	(2,018)	15,755	(43,582)

Net cash provided by (used in) investing activities	76,967	(830,832)	(795,202)

Cash flows from financing activities:
Net change in short-term borrowings	(280,000)	100,000	161,265
Proceeds from issuance of long-term debt	—	240,000	—
Proceeds from issuance of common stock	—	529,200	751,620
Purchases of treasury stock	(150,359)	(5)	(3)
Dividends paid	(133,723)	(130,802)	(134,644)
Net change in other financing activities	1,207	988	818

Net cash provided by (used in) financing activities	(562,875)	739,381	779,056

Net increase (decrease) in cash and due from banks	55	(6)	13
Cash and due from banks at beginning of fiscal year	93	148	142

Cash and due from banks at end of fiscal year	148	142	155